UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment:           |X|; Amendment Number:  1

This Amendment (Check only one):   |X| is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     King Street Capital Management, L.L.C.

Address:  909 Third Avenue
          30th Floor
          New York, New York 10022

13F File Number: 28-10356

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian J. Higgins
Title:  Managing Member
Phone:  (212) 350-4434


Signature, Place and Date of Signing:

  /s/ Brian J. Higgins          New York, New York           May 20, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        4

Form 13F Information Table Entry Total:   54

Form 13F Information Table Value Total:   $652,150
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.        Form 13F File Number           Name

1          28-10358                       KING STREET CAPITAL, LTD.

2          28-10355                       BRIAN J. HIGGINS*

3          28-10357                       O. FRANCIS BIONDI, JR.*

4          28-10701                       KING STREET CAPITAL, L.P.

* These reporting persons exercise investment discretion indirectly through their control positions in King Street Capital Management, LLC.


                                                     FORM 13F INFORMATION TABLE

                                               King Street Capital Management, L.L.C.
                                                           March 31, 2004



COLUMN 1                       COLUMN  2            COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7    COLUMN 8

                                                                VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MGRS   SOLE  SHARED  NONE
--------------                  --------------      -----       --------  -------   --------   ----------  ----   ----  ------  ----
ALTRIA GROUP INC                CALL                02209S903     7,405     136,000      CALL  Defined     1, 2, 3      X
ALTRIA GROUP INC                CALL                02209S903     3,485      64,000      CALL  Defined     2, 3, 4      X
ARCH WIRELESS INC               CL A                039392709     4,415     136,680  SH        Defined     1, 2, 3      X
ARCH WIRELESS INC               CL A                039392709     2,078      64,320  SH        Defined     2, 3, 4      X
CALPINE CORP                    COM                 131347106       474     101,456  SH        Defined     1, 2, 3      X
CALPINE CORP                    COM                 131347106       223      47,744  SH        Defined     2, 3, 4      X
CALPINE CORP                    CALL                131347906     3,811     816,000      CALL  Defined     1, 2, 3      X
CALPINE CORP                    CALL                131347906     1,793     384,000      CALL  Defined     2, 3, 4      X
CITIGROUP INC                   *W EXP 99/99/999    172967127         4       3,600 WTS        Defined     1, 2, 3      X
CITIGROUP INC                   *W EXP 99/99/999    172967127         6       6,400 WTS        Defined     2, 3, 4      X
CLEVELAND CLIFFS INC            COM                 185896107     8,898     136,000  SH        Defined     1, 2, 3      X
CLEVELAND CLIFFS INC            COM                 185896107     4,188      64,000  SH        Defined     2, 3, 4      X
DURBAN ROODEPOORT DEEP LTD      SPONSORED ADR       266597301     2,387     680,000  SH        Defined     1, 2, 3      X
DURBAN ROODEPOORT DEEP LTD      SPONSORED ADR       266597301     1,123     320,000  SH        Defined     2, 3, 4      X
ELECTRONIC DATA SYS NEW         PUT                 285661954     1,316      68,000      PUT   Defined     1, 2, 3      X
ELECTRONIC DATA SYS NEW         PUT                 285661954       619      32,000      PUT   Defined     2, 3, 4      X
GLOBALSANTAFE CORP              CALL                G3930E901    12,274     442,000      CALL  Defined     1, 2, 3      X
GLOBALSANTAFE CORP              CALL                G3930E901     5,776     208,000      CALL  Defined     2, 3, 4      X
GOODYEAR TIRE & RUBR CO         CALL                382550901     2,323     272,000      PUT   Defined     1, 2, 3      X
GOODYEAR TIRE & RUBR CO         CALL                382550901     1,093     128,000      PUT   Defined     2, 3, 4      X
HCA INC                         PUT                 404119959    13,811     340,000      PUT   Defined     1, 2, 3      X
HCA INC                         PUT                 404119959     6,499     160,000      PUT   Defined     2, 3, 4      X
KINDRED HEALTHCARE INC          *W EXP 04/20/200    494580111     8,456     387,872 WTS        Defined     1, 2, 3      X
KINDRED HEALTHCARE INC          *W EXP 04/20/200    494580111     3,979     182,528 WTS        Defined     2, 3, 4      X
KINDRED HEALTHCARE INC          *W EXP 04/20/200    494580129    13,587     686,188 WTS        Defined     1, 2, 3      X
KINDRED HEALTHCARE INC          *W EXP 04/20/200    494580129     6,394     322,912 WTS        Defined     2, 3, 4      X
LINCARE HLDGS INC               PUT                 532791950     2,135      68,000      PUT   Defined     1, 2, 3      X
LINCARE HLDGS INC               PUT                 532791950     1,005      32,000      PUT   Defined     2, 3, 4      X
MASSEY ENERGY CORP              CALL                576206906     9,005     408,000      CALL  Defined     1, 2, 3      X
MASSEY ENERGY CORP              CALL                576206906     4,237     192,000      CALL  Defined     2, 3, 4      X
METALS USA INC                  COM NEW             591324207       976      75,480  SH        Defined     1, 2, 3      X
METALS USA INC                  COM NEW             591324207       459      35,520  SH        Defined     2, 3, 4      X
PARKER DRILLING CO              COM                 701081101     1,701     408,000  SH        Defined     1, 2, 3      X
PARKER DRILLING CO              COM                 701081101       801     192,000  SH        Defined     2, 3, 4      X
PG&E CORP                       COM                 69331C108   237,631   8,202,675  SH        Defined     1, 2, 3      X
PG&E CORP                       COM                 69331C108   127,955   4,416,825  SH        Defined     2, 3, 4      X
PMA CAP CORP                    CL A                693419202     2,477     408,000  SH        Defined     1, 2, 3      X
PMA CAP CORP                    CL A                693419202     1,165     192,000  SH        Defined     2, 3, 4      X
QWEST COMMUNICATIONS INTL IN    COM                 749121109     2,931     680,000  SH        Defined     1, 2, 3      X
QWEST COMMUNICATIONS INTL IN    COM                 749121109     1,379     320,000  SH        Defined     2, 3, 4      X
SAFEWAY INC                     PUT                 786514958     4,198     204,000      PUT   Defined     1, 2, 3      X
SAFEWAY INC                     PUT                 786514958     1,976      96,000      PUT   Defined     2, 3, 4      X
SBC COMMUNICATIONS INC          CALL                78387G903    16,483     680,000      CALL  Defined     1, 2, 3      X
SBC COMMUNICATIONS INC          CALL                78387G903     7,757     320,000      CALL  Defined     2, 3, 4      X
SEMPRA ENERGY                   COM                 816851109    32,436   1,020,000  SH        Defined     1, 2, 3      X
SEMPRA ENERGY                   COM                 816851109    15,264     480,000  SH        Defined     2, 3, 4      X
TOYS R US INC                   CALL                892335900     1,257      74,800      CALL  Defined     1 ,2, 3      X
TOYS R US INC                   CALL                892335900       591      35,200      CALL  Defined     2, 3, 4      X
TRICO MARINE SERVICES INC       COM                 896106101       809     680,000  SH        Defined     1, 2, 3      X
TRICO MARINE SERVICES INC       COM                 896106101       381     320,000  SH        Defined     2, 3, 4      X
USEC INC                        COM                 90333E108     4,022     476,000  SH        Defined     1, 2, 3      X
USEC INC                        COM                 90333E108     1,893     224,000  SH        Defined     2, 3, 4      X
VERIZON COMMUNICATIONS          CALL                92343V904    37,271   1,020,000      CALL  Defined     1, 2, 3      X
VERIZON COMMUNICATIONS          CALL                92343V904    17,539     480,000      CALL  Defined     2, 3, 4      X
                                                                652,150 (X000s)

03853.0002 #487874